Reverse Recapitalization - Equity (Details) - Merger agreement	6 Months Ended
Jun. 30, 2021 USD ($)
Business Acquisition [Line Items]
Cash - BRPA trust and cash, net of redemptions	$ 4,362,474
Cash - PIPE financing, net of transaction costs	8,100,000
Non-cash net working capital assumed from BRPA	(961,555)
Less: notes payable assumed from BRPA	(1,100,000)
Less: fair value of assumed Placement Warrants	(1,983,674)
Less: fair value of Earnout Cash	(25,520,195)
Less: transaction costs and advisory fees allocated to NRXP equity	(1,412,846)
Effect of Merger, net of redemptions and transaction costs	(26,615,796)
Effect of Merger, net of redemptions and transaction costs	$ 11,049,628